FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets, Fair Value Disclosure, Recurring	$ 83,836	$ 81,491
US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure, Recurring	34,665	37,154
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Assets, Fair Value Disclosure, Recurring	41,065	35,954
Municipal Bonds [Member]
Assets, Fair Value Disclosure, Recurring	8,106	8,383
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Municipal Bonds [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Recurring	83,836	81,491
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure, Recurring	34,665	37,154
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Assets, Fair Value Disclosure, Recurring	41,065	35,954
Fair Value, Inputs, Level 2 [Member] | Municipal Bonds [Member]
Assets, Fair Value Disclosure, Recurring	8,106	8,383
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Municipal Bonds [Member]
Assets, Fair Value Disclosure, Recurring	$ 0	$ 0